UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04257

DWS Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Bond VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 23.8%
Consumer Discretionary 5.9%
AMC Entertainment, Inc., 8.75%, 6/1/2019		900,000	884,250
CCO Holdings LLC, 6.5%, 4/30/2021		420,000	396,900
DIRECTV Holdings LLC, 6.35%, 3/15/2040		315,000	350,823
JC Penney Co., Inc., 5.65%, 6/1/2020		785,000	735,938
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		600,000	558,000
MGM Resorts International, 9.0%, 3/15/2020		550,000	571,313
NBCUniversal Media LLC:
5.15%, 4/30/2020		500,000	548,291
5.95%, 4/1/2041		350,000	389,369
Norcraft Companies LP, 10.5%, 12/15/2015		100,000	91,250
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016		750,000	759,375
Time Warner Cable, Inc.:
4.0%, 9/1/2021		300,000	293,375
7.3%, 7/1/2038		40,000	48,661
Time Warner, Inc., 7.625%, 4/15/2031		400,000	499,299
Yum! Brands, Inc., 3.875%, 11/1/2020		465,000	470,210

			6,597,054
Consumer Staples 1.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		750,000	974,017
CVS Caremark Corp., 5.75%, 5/15/2041		120,000	134,424
Kroger Co., 5.4%, 7/15/2040		375,000	411,119

			1,519,560
Energy 3.3%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		480,000	638,685
Enterprise Products Operating LLC, 6.125%, 10/15/2039		460,000	500,838
ONEOK Partners LP, 6.15%, 10/1/2016		557,000	632,815
Plains All American Pipeline LP, 8.75%, 5/1/2019		450,000	574,281
Reliance Holdings U.S.A., Inc., 144A, 4.5%, 10/19/2020		650,000	596,429
Weatherford International Ltd., 5.125%, 9/15/2020		700,000	712,391

			3,655,439
Financials 5.7%
American Express Credit Corp., 2.8%, 9/19/2016		1,000,000	995,041
Bank of America Corp., 5.75%, 12/1/2017		360,000	337,630
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		145,000	148,923
CNA Financial Corp., 5.75%, 8/15/2021		598,000	603,416
Ford Motor Credit Co., LLC, 7.0%, 4/15/2015		925,000	971,250
JPMorgan Chase & Co., 5.125%, 9/15/2014		600,000	631,888
Lincoln National Corp., 8.75%, 7/1/2019		325,000	385,212
Morgan Stanley, 5.75%, 1/25/2021		485,000	446,232
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		227,000	222,010
Nordea Bank AB, 144A, 4.875%, 5/13/2021		440,000	375,980
PNC Bank NA, 6.875%, 4/1/2018		200,000	231,611
Prudential Financial, Inc., 7.375%, 6/15/2019		120,000	140,616
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	606,830	18,658
SunTrust Banks, Inc., 3.6%, 4/15/2016		185,000	187,564
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		500,000	514,332
Toll Brothers Finance Corp., 8.91%, 10/15/2017		200,000	225,861

			6,436,224
Health Care 2.4%
Express Scripts, Inc., 7.25%, 6/15/2019		720,000	882,815
McKesson Corp., 4.75%, 3/1/2021		475,000	537,346
Quest Diagnostics, Inc.:
4.7%, 4/1/2021		650,000	697,416
6.4%, 7/1/2017		500,000	590,487

			2,708,064
Industrials 0.5%
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021		82,000	83,504
CSX Corp., 6.15%, 5/1/2037		400,000	491,946

			575,450
Information Technology 1.2%
Applied Materials, Inc., 5.85%, 6/15/2041		500,000	556,999
Equinix, Inc., 7.0%, 7/15/2021		850,000	846,812

			1,403,811
Materials 2.0%
ArcelorMittal, 6.125%, 6/1/2018		500,000	482,686
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		600,000	753,985
Dow Chemical Co., 4.25%, 11/15/2020		455,000	457,444
United States Steel Corp., 7.375%, 4/1/2020 (b)		550,000	495,000

			2,189,115
Telecommunication Services 0.1%
AT&T, Inc., 3.875%, 8/15/2021		125,000	128,582
Utilities 1.3%
DTE Energy Co., 7.625%, 5/15/2014		152,000	173,776
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		24,287	21,201
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		367,000	401,182
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	111,000
Sempra Energy, 6.5%, 6/1/2016		650,000	760,514

			1,467,673

Total Corporate Bonds (Cost $25,866,678)			26,680,972
Mortgage-Backed Securities Pass-Throughs 45.9%
Federal Home Loan Mortgage Corp.:
4.5%, 6/1/2041		2,722,949	2,882,071
5.498% *, 2/1/2038		352,188	378,418
5.5%, with various maturities from 10/1/2023 until 8/1/2024		299,784	326,215
6.5%, 3/1/2026		625,242	709,730
7.0%, 1/1/2038		91,426	103,587
Federal National Mortgage Association:
2.451% *, 8/1/2037		109,654	115,427
3.0%, 12/1/2025 (c)		5,725,000	5,895,856
3.5%, 6/1/2040 (c)		5,500,000	5,648,672
4.0%, with various maturities from 11/1/2039 until 9/1/2040 (c)		22,871,537	23,976,898
5.0%, with various maturities from 2/1/2021 until 8/1/2040		2,866,018	3,086,556
5.133% *, 9/1/2038		144,895	152,112
5.352% *, 1/1/2038		404,195	426,779
5.5%, with various maturities from 12/1/2032 until 4/1/2037 (c)		2,077,242	2,259,070
6.0%, with various maturities from 4/1/2024 until 7/1/2035 (c)		649,498	723,808
6.5%, with various maturities from 3/1/2017 until 12/1/2037		714,890	789,210
8.0%, 9/1/2015		11,746	12,703
Government National Mortgage Association, 5.5%, 3/1/2036 (c)		3,500,000	3,873,242

Total Mortgage-Backed Securities Pass-Throughs (Cost $50,657,833)			51,360,354
Asset-Backed 3.0%
Credit Card Receivables 0.9%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.979% *, 8/15/2018		1,000,000	1,046,283
Student Loans 2.1%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.322% *, 11/27/2018		977,861	963,617
"A4", Series 2006-1, 0.393% *, 11/23/2022		1,375,000	1,342,611

			2,306,228

Total Asset-Backed (Cost $3,370,292)			3,352,511
Commercial Mortgage-Backed Securities 2.0%
JPMorgan Chase Commercial Mortgage Securities Corp.:
"F", Series 2007-LD11, 6.005% *, 6/15/2049		650,000	75,260
"G", Series 2007-LD11, 144A, 6.005% *, 6/15/2049		760,000	69,640
"H", Series 2007-LD11, 144A, 6.005% *, 6/15/2049		460,000	24,735
LB-UBS Commercial Mortgage Trust:
"E", Series 2005-C2, 5.537% *, 4/15/2015		500,000	327,614
"A4", Series 2007-C6, 5.858%, 7/15/2040		915,000	979,186
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.022% *, 6/12/2050		590,000	624,072
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.931% *, 6/15/2049		770,000	102,022

Total Commercial Mortgage-Backed Securities (Cost $4,380,374)			2,202,529
Collateralized Mortgage Obligations 4.0%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		562,145	460,177
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		154,484	96,308
Federal Home Loan Mortgage Corp., "PE", Series 2898, 5.0%, 5/15/2033		335,000	364,154
Federal National Mortgage Association:
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		4,862,000	589,596
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	821,875
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	397,644
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		2,798,032	92,154
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		1,842,025	208,193
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,250,638	215,827
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		652,549	114,766
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,373,995	475,591
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		1,817,662	250,550
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		2,321,093	386,069
“KI”, Series 2010-130, Interest Only, 5.5%, 9/16/2040		411,931	62,493
MASTR Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034		11,484	11,501

Total Collateralized Mortgage Obligations (Cost $4,949,003)			4,546,898
Government & Agency Obligations 24.7%
Sovereign Bonds 2.3%
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021		400,000	404,000
Republic of Argentina, GDP Linked Note, 12/15/2035 (d)		410,000	56,375
Republic of Egypt, 9.1%, 9/20/2012	EGP	230,000	38,030
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	42,200
Republic of Lithuania, REG S, 5.125%, 9/14/2017		200,000	194,000
Republic of Panama:
5.2%, 1/30/2020		425,000	465,162
7.125%, 1/29/2026		220,000	275,330
7.25%, 3/15/2015		80,000	91,480
Republic of Serbia, REG S, 6.75%, 11/1/2024		463,500	433,373
Republic of Venezuela, REG S, 7.75%, 10/13/2019		1,000,000	635,000

			2,634,950
U.S. Treasury Obligations 22.4%
U.S. Treasury Bill, 0.015% **, 3/8/2012 (e)		969,000	968,810
U.S. Treasury Bonds:
3.75%, 8/15/2041		2,000,000	2,328,440
4.75%, 2/15/2037		2,000,000	2,686,250
5.375%, 2/15/2031		1,000,000	1,406,719
7.125%, 2/15/2023 (b)		5,000,000	7,542,190
U.S. Treasury Notes:
0.5%, 10/15/2013		5,000,000	5,019,530
0.875%, 1/31/2012		1,000,000	1,002,695
1.5%, 7/31/2016 (b)		4,000,000	4,107,520

			25,062,154

Total Government & Agency Obligations (Cost $26,014,433)			27,697,104
Loan Participations and Assignments 0.3%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014		205,000	217,813
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	104,250

Total Loan Participations and Assignments (Cost $302,917)			322,063
Municipal Bonds and Notes 6.9%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		420,000	483,500
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028 (f)		655,000	752,870
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013 (f)		410,000	409,340
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (f)		1,300,000	1,327,170
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037, INS: Radian (f)		310,000	291,890
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain Systems, Build America Bonds, 6.25%, 5/15/2043 (f)		400,000	499,980
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043 (f)		400,000	470,712
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013, INS: AGC (f)		860,000	943,979
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016 (f)		930,000	1,054,378
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035, INS: AGMC (f)		515,000	583,176
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC (f)		610,000	620,589
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	303,180

Total Municipal Bonds and Notes (Cost $7,087,116)			7,740,764

	Shares	Value ($)
Securities Lending Collateral 11.0%
Daily Assets Fund Institutional, 0.17% (g) (h) (Cost $12,318,598)	12,318,598	12,318,598
Cash Equivalents 22.2%
Central Cash Management Fund, 0.1% (g) (Cost $24,829,752)	24,829,752	24,829,752

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $159,776,996) †	143.8	161,051,545
Other Assets and Liabilities, Net	(43.8)	(49,082,776)

Net Assets	100.0	111,968,769

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $159,795,788.  At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $1,255,757.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,713,791 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,458,034.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $11,971,903, which is 10.7% of net assets.
(c)	When-issued or delayed delivery security included.
(d)
Security is linked to Argentine Republic Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(e)	At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
GDP: Gross Domestic Product
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Radian: Radian Asset Assurance, Inc.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	12/19/2011	67	8,497,920	184,543
5 Year U.S. Treasury Note	USD	12/30/2011	53	6,491,672	6,073
Total unrealized appreciation					190,616

At September 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	12/20/2011	136	17,692,750	(185,229)
30 Year U.S. Treasury Bond	USD	12/20/2011	60	8,557,500	(118,245)
Euro Currency	USD	12/19/2011	12	2,012,250	29,293
Total net unrealized depreciation					(274,181)

As of September 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,269,058	CNY	14,500,000	10/27/2011	2,370	HSBC Bank U.S.A.
PLN	3,250,000	EUR	734,563	10/27/2011	5,574	HSBC Bank U.S.A.
EUR	625,000	USD	903,594	10/27/2011	66,424	HSBC Bank U.S.A.
RUB	800,000	USD	28,862	10/27/2011	4,132	JPMorgan Chase Securities, Inc.
MXN	20,000,000	USD	1,660,164	10/27/2011	222,009	HSBC Bank USA
Total unrealized appreciation					300,509

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,688,476	MXN	20,000,000	10/27/2011	(250,320)	HSBC Bank U.S.A.
USD	902,944	EUR	625,000	10/27/2011	(65,775)	HSBC Bank U.S.A.
EUR	767,061	PLN	3,250,000	10/27/2011	(49,105)	HSBC Bank U.S.A.
Total unrealized depreciation					(365,200)

Currency Abbreviations

CAD	Canadian Dollar	MXN	Mexican Peso
CNY	Chinese Yuan	PLN	Polish Zloty
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$26,680,972	$—	$26,680,972
Mortgage-Backed Securities Pass-Throughs	—	51,360,354	—	51,360,354
Asset-Backed	—	3,352,511	—	3,352,511
Commercial Mortgage-Backed Securities	—	2,202,529	—	2,202,529
Collateralized Mortgage Obligations	—	4,546,898	—	4,546,898
Government & Agency Obligations	—	27,697,104	—	27,697,104
Loan Participations and Assignments	—	322,063	—	322,063
Municipal Bonds and Notes	—	7,740,764	—	7,740,764
Short-Term Investments(i)	37,148,350	—	—	37,148,350
Derivatives(j)	219,909	300,509	—	520,418
Total	$37,368,259	$124,203,704	$—	$161,571,963
Liabilities
Derivatives(j)	$(303,474)	$(365,200)	$—	$(668,674)
Total	$(303,474)	$(365,200)	$—	$(668,674)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$29,293	$(64,691)
Interest Rate Contracts	$(112,858)	$—

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Capital Growth VIP
	Shares	Value ($)
Common Stocks 96.7%
Consumer Discretionary 12.7%
Auto Components 0.9%
BorgWarner, Inc.* (a)	102,116	6,181,082
Hotels Restaurants & Leisure 3.5%
Darden Restaurants, Inc. (a)	146,089	6,245,305
Dunkin' Brands Group, Inc.* (a)	6,669	184,731
McDonald's Corp.	94,703	8,316,818
Starwood Hotels & Resorts Worldwide, Inc. (a)	219,194	8,509,111

		23,255,965
Multiline Retail 1.8%
Dollar General Corp.* (a)	136,203	5,143,025
Nordstrom, Inc. (a)	142,559	6,512,095

		11,655,120
Specialty Retail 4.3%
Bed Bath & Beyond, Inc.* (a)	136,150	7,802,756
Dick's Sporting Goods, Inc.* (a)	205,444	6,874,156
Limited Brands, Inc. (a)	367,356	14,146,880

		28,823,792
Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc. "B"	171,586	14,672,319
Consumer Staples 10.0%
Beverages 2.3%
PepsiCo, Inc.	244,930	15,161,167
Food & Staples Retailing 4.5%
Costco Wholesale Corp. (a)	144,116	11,834,806
Wal-Mart Stores, Inc. (a)	166,222	8,626,922
Whole Foods Market, Inc. (a)	146,282	9,553,677

		30,015,405
Food Products 3.2%
Kellogg Co. (a)	241,535	12,847,247
Kraft Foods, Inc. "A"	250,508	8,412,058

		21,259,305
Energy 9.5%
Energy Equipment & Services 3.6%
Halliburton Co.	164,733	5,027,651
National Oilwell Varco, Inc. (a)	46,658	2,389,823
Oil States International, Inc.* (a)	78,496	3,997,016
Schlumberger Ltd. (a)	207,006	12,364,469

		23,778,959
Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp.	165,861	10,457,536
EOG Resources, Inc. (a)	122,403	8,691,837
Exxon Mobil Corp.	106,311	7,721,368
Occidental Petroleum Corp.	117,387	8,393,170
Plains Exploration & Production Co.* (a)	169,586	3,851,298

		39,115,209
Financials 3.2%
Capital Markets 2.1%
Ameriprise Financial, Inc. (a)	89,909	3,538,818
T. Rowe Price Group, Inc. (a)	218,355	10,430,819

		13,969,637
Consumer Finance 1.1%
Discover Financial Services (a)	314,059	7,204,513
Health Care 11.2%
Biotechnology 4.2%
Celgene Corp.* (a)	284,509	17,616,797
Gilead Sciences, Inc.*	197,844	7,676,347
Pharmasset, Inc.* (a)	31,810	2,620,190

		27,913,334
Health Care Equipment & Supplies 2.6%
CareFusion Corp.*	222,731	5,334,408
Edwards Lifesciences Corp.* (a)	69,202	4,932,719
St. Jude Medical, Inc.	200,133	7,242,813

		17,509,940
Health Care Providers & Services 3.4%
Express Scripts, Inc.* (a)	304,371	11,283,033
McKesson Corp.	151,366	11,004,308

		22,287,341
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.*	128,719	6,518,330
Industrials 13.0%
Aerospace & Defense 3.3%
TransDigm Group, Inc.* (a)	78,009	6,370,995
United Technologies Corp. (a)	215,842	15,186,643

		21,557,638
Commercial Services & Supplies 0.9%
Stericycle, Inc.* (a)	75,340	6,081,445
Electrical Equipment 2.8%
AMETEK, Inc.	287,444	9,477,028
Roper Industries, Inc. (a)	130,547	8,995,994

		18,473,022
Machinery 4.1%
Dover Corp.	154,285	7,189,681
Navistar International Corp.*	149,401	4,798,760
Parker Hannifin Corp. (a)	170,468	10,761,645
SPX Corp.	98,667	4,470,602

		27,220,688
Road & Rail 1.9%
Norfolk Southern Corp.	207,472	12,659,941
Information Technology 31.3%
Communications Equipment 4.1%
QUALCOMM, Inc.	511,519	24,875,169
Riverbed Technology, Inc.*	97,409	1,944,284

		26,819,453
Computers & Peripherals 10.8%
Apple, Inc.* (a)	141,769	54,039,507
EMC Corp.* (a)	851,854	17,880,416

		71,919,923
Internet Software & Services 1.4%
Google, Inc. "A"* (a)	18,356	9,441,959
IT Services 4.8%
Accenture PLC "A" (a)	273,884	14,428,209
International Business Machines Corp. (a)	75,103	13,145,278
VeriFone Systems, Inc.* (a)	129,407	4,531,833

		32,105,320
Semiconductors & Semiconductor Equipment 2.3%
Intel Corp. (a)	420,731	8,974,192
Skyworks Solutions, Inc.*	362,210	6,498,048

		15,472,240
Software 7.9%
Check Point Software Technologies Ltd.* (a)	155,096	8,182,865
Microsoft Corp. (a)	679,443	16,911,336
Oracle Corp.	804,830	23,130,814
Solera Holdings, Inc.	80,191	4,049,646

		52,274,661
Materials 3.7%
Chemicals 2.4%
Ecolab, Inc.	88,609	4,332,094
Huntsman Corp.	421,406	4,074,996
The Mosaic Co.	150,126	7,351,670

		15,758,760
Metals & Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc.	188,912	5,752,371
Walter Energy, Inc. (a)	51,835	3,110,618

		8,862,989
Telecommunication Services 1.5%
Wireless Telecommunication Services
American Tower Corp. "A"*	182,196	9,802,145
Utilities 0.6%
Water Utilities
American Water Works Co., Inc.	123,988	3,741,958

Total Common Stocks (Cost $518,131,851)		641,513,560
Securities Lending Collateral 38.0%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $251,915,750)	251,915,750	251,915,750
Cash Equivalents 3.0%
Central Cash Management Fund, 0.1% (b) (Cost $20,214,184)	20,214,184	20,214,184

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $790,261,785) †	137.7	913,643,494
Other Assets and Liabilities, Net	(37.7)	(249,967,002)

Net Assets	100.0	663,676,492

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $793,214.257.  At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $120,429,237.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $170,728,568 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,299,331.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $240,458,903, which is 36.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$641,513,560	$—	$—	$641,513,560
Short-Term Investments(d)	272,129,934	—	—	272,129,934
Total	$913,643,494	$—	$—	$913,643,494

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Global Small Cap Growth VIP
	Shares	Value ($)
Common Stocks 96.8%
Australia 0.5%
Austal Ltd. (Cost $606,215)	317,365	665,977
Austria 0.9%
Andritz AG (Cost $1,240,572)	14,123	1,157,997
Bermuda 0.5%
Lazard Ltd. "A" (a) (Cost $656,160)	26,900	567,590
Brazil 1.0%
Fleury SA (Cost $1,245,600)	106,204	1,267,501
Canada 1.3%
SunOpta, Inc.*	230,568	1,136,700
Thompson Creek Metals Co., Inc.*	73,091	443,663

(Cost $2,793,310)		1,580,363
Channel Islands 0.9%
Randgold Resources Ltd. (ADR) (Cost $721,102)	11,627	1,124,563
China 1.7%
Charm Communications, Inc. (ADR)*	108,791	913,844
Minth Group Ltd.	1,173,988	1,045,765
NetQin Mobile, Inc. (ADR)*	33,985	130,163

(Cost $2,019,993)		2,089,772
Cyprus 0.5%
ProSafe SE (Cost $668,450)	102,813	667,755
France 1.5%
Flamel Technologies SA (ADR)*	167,113	696,861
JC Decaux SA*	44,410	1,101,599

(Cost $3,221,460)		1,798,460
Germany 6.1%
Fresenius Medical Care AG & Co. KGaA	54,151	3,668,678
M.A.X. Automation AG	232,043	1,234,173
Rational AG	5,948	1,325,799
United Internet AG (Registered)	77,391	1,305,964

(Cost $2,311,882)		7,534,614
Gibraltar 0.3%
Bwin.Party Digital Entertainment PLC (Cost $874,189)	211,754	403,622
Hong Kong 3.7%
Dah Sing Banking Group Ltd.	261,813	228,990
EVA Precision Industrial Holdings Ltd.	5,676,229	1,410,405
K Wah International Holdings Ltd.	3,951,777	781,517
Kingboard Chemical Holdings Ltd.	106,396	286,251
REXLot Holdings Ltd.	21,156,155	1,272,618
Shui On Construction & Materials Ltd.	648,348	561,819

(Cost $5,263,002)		4,541,600
Ireland 3.6%
C&C Group PLC (b)	144,956	546,537
C&C Group PLC (b)	185,737	700,264
Paddy Power PLC	35,978	1,851,262
Ryanair Holdings PLC* (b)	2,200	9,731
Ryanair Holdings PLC* (b)	307,920	1,364,477

(Cost $2,987,386)		4,472,271
Israel 0.5%
EZchip Semiconductor Ltd.* (a) (Cost $631,763)	19,000	631,180
Italy 0.5%
Prysmian SpA (Cost $837,686)	46,571	610,842
Japan 7.6%
Hajime Construction Co., Ltd.	42,681	1,146,688
Internet Initiative Japan, Inc.	227	1,058,596
JFE Shoji Holdings, Inc.	215,014	945,393
Kato Sangyo Co., Ltd.	14,770	351,404
MISUMI Group, Inc.	63,107	1,400,418
Nippon Seiki Co., Ltd.	104,513	1,137,060
Sumikin Bussan Corp.	422,428	952,715
Universal Entertainment Corp.	77,609	2,310,066

(Cost $7,476,340)		9,302,340
Korea 0.9%
DGB Financial Group, Inc.* (Cost $1,413,502)	95,106	1,102,948
Luxembourg 0.7%
L'Occitane International SA* (Cost $979,854)	453,341	914,123
Malaysia 0.4%
Hartalega Holdings Bhd. (Cost $502,715)	282,891	484,804
Netherlands 4.2%
Brunel International NV	22,689	728,018
Chicago Bridge & Iron Co. NV (c)	47,789	1,368,199
Koninklijke Vopak NV	32,153	1,540,411
SBM Offshore NV	84,928	1,472,750

(Cost $2,810,354)		5,109,378
Philippines 0.5%
Cebu Air, Inc. (Cost $1,093,752)	403,406	652,942
Singapore 1.9%
Amtek Engineering Ltd.*	1,482,234	726,154
UOB-Kay Hian Holdings Ltd.	578,390	671,627
Yongnam Holdings Ltd.	5,575,193	989,677

(Cost $3,270,189)		2,387,458
Spain 0.4%
Tecnicas Reunidas SA (Cost $812,339)	13,884	443,267
Switzerland 1.2%
Partners Group Holding AG (Cost $521,648)	8,555	1,407,574
Taiwan 1.3%
E Ink Holdings, Inc. (Cost $1,473,862)	742,989	1,540,814
United Arab Emirates 0.7%
Lamprell PLC (Cost $659,266)	217,459	869,159
United Kingdom 10.0%
Aegis Group PLC	273,649	525,623
ARM Holdings PLC	174,989	1,497,724
Ashmore Group PLC	313,127	1,570,107
Babcock International Group PLC	178,266	1,812,039
Burberry Group PLC	50,916	921,656
Domino's Pizza UK & IRL PLC	181,112	1,248,464
Hargreaves Lansdown PLC	42,735	298,452
ICAP PLC	98,470	625,911
IG Group Holdings PLC	150,274	1,038,385
John Wood Group PLC	94,125	773,322
Rotork PLC	45,773	1,101,796
Serco Group PLC	118,277	937,135

(Cost $8,489,692)		12,350,614
United States 43.5%
Accuray, Inc.*	123,995	498,460
Advance Auto Parts, Inc.	17,884	1,039,060
Aecom Technology Corp.*	47,758	843,884
Aeropostale, Inc.*	53,258	575,719
Affiliated Managers Group, Inc.*	9,854	769,105
Altra Holdings, Inc.*	49,452	572,160
Approach Resources, Inc.*	32,177	546,687
Atmel Corp.*	64,750	522,533
BE Aerospace, Inc.*	41,384	1,370,224
BorgWarner, Inc.*	14,946	904,681
Cardtronics, Inc.*	70,944	1,626,036
Centene Corp.*	53,624	1,537,400
Cloud Peak Energy, Inc.*	41,811	708,696
Cognex Corp.	34,891	945,895
Complete Production Services, Inc.*	40,209	757,940
CONMED Corp.*	29,715	683,742
Deckers Outdoor Corp.*	24,792	2,312,102
Diamond Foods, Inc.	32,874	2,623,016
Dresser-Rand Group, Inc.*	27,393	1,110,238
FSI International, Inc.*	193,500	365,715
Green Mountain Coffee Roasters, Inc.*	9,280	862,483
Guess?, Inc.	30,700	874,643
Harris Corp.	23,156	791,241
Healthspring, Inc.*	35,944	1,310,518
hhgregg, Inc.*	50,566	493,019
Itron, Inc.*	19,358	571,061
Jarden Corp.	25,741	727,441
Jefferies Group, Inc.	56,400	699,924
Joy Global, Inc.	9,018	562,543
Kinetic Concepts, Inc.*	7,950	523,825
Life Technologies Corp.*	29,757	1,143,562
Merit Medical Systems, Inc.*	47,159	619,669
NIC, Inc.	68,183	780,695
NxStage Medical, Inc.*	65,965	1,376,030
Oil States International, Inc.*	12,187	620,562
Onyx Pharmaceuticals, Inc.*	17,385	521,724
Pacira Pharmaceuticals, Inc.*	125,864	1,249,830
Polycom, Inc.*	25,876	475,342
Prosperity Bancshares, Inc.	28,851	942,851
Questcor Pharmaceuticals, Inc.*	88,362	2,408,748
Rosetta Resources, Inc.*	14,171	484,932
Rovi Corp.*	22,959	986,778
Schweitzer-Mauduit International, Inc.	24,006	1,341,215
Shutterfly, Inc.*	9,808	403,893
Sirona Dental Systems, Inc.*	20,815	882,764
Stericycle, Inc.*	12,271	990,515
STR Holdings, Inc.*	43,575	353,393
SXC Health Solutions Corp.*	28,777	1,602,879
Sycamore Networks, Inc.	37,933	684,691
Thoratec Corp.*	56,361	1,839,623
TiVo, Inc.*	72,127	673,666
TreeHouse Foods, Inc.*	17,999	1,113,058
Ultra Petroleum Corp.*	16,871	467,664
Urban Outfitters, Inc.*	41,483	925,901
VeriFone Systems, Inc.*	20,277	710,101
VIVUS, Inc.*	86,066	694,553
WABCO Holdings, Inc.*	16,649	630,331
Waddell & Reed Financial, Inc. "A"	26,407	660,439
Zions Bancorp.	20,704	291,305

(Cost $46,287,172)		53,606,705

Total Common Stocks (Cost $101,869,455)		119,286,233
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	39,014	4,859
Cash Equivalents 3.2%
Central Cash Management Fund, 0.1% (d) (Cost $3,978,872)	3,978,872	3,978,872

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $105,848,327) †	100.0	123,269,964
Other Assets and Liabilities, Net	0.0	22,795

Net Assets	100.0	123,292,759

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $108,501,645.  At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $14,768,319.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,092,794 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,324,475.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At September 30, 2011 the DWS Global Small Cap Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	26,465,774	22.2%
Consumer Discretionary	23,048,849	19.3%
Health Care	23,011,171	19.3%
Information Technology	15,589,305	13.1%
Financials	11,656,725	9.8%
Energy	8,922,972	7.5%
Consumer Staples	7,333,462	6.1%
Materials	3,262,834	2.7%
Total	119,291,092	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Warrants
Australia	$—	$665,977	$—	$665,977
Austria	—	1,157,997	—	1,157,997
Bermuda	567,590	—	—	567,590
Brazil	1,267,501	—	—	1,267,501
Canada	1,580,363	—	—	1,580,363
Channel Islands	1,124,563	—	—	1,124,563
China	1,044,007	1,045,765	—	2,089,772
Cyprus	—	667,755	—	667,755
France	696,861	1,101,599	—	1,798,460
Germany	—	7,534,614	—	7,534,614
Gibraltar	—	403,622	—	403,622
Hong Kong	—	4,546,459	—	4,546,459
India	—	4,472,271	—	4,472,271
Israel	631,180	—	—	631,180
Italy	—	610,842	—	610,842
Japan	—	9,302,340	—	9,302,340
Korea	—	1,102,948	—	1,102,948
Luxembourg	—	914,123	—	914,123
Malaysia	—	484,804	—	484,804
Netherlands	1,368,199	3,741,179	—	5,109,378
Philippines	—	652,942	—	652,942
Singapore	—	2,387,458	—	2,387,458
Spain	—	443,267	—	443,267
Switzerland	—	1,407,574	—	1,407,574
Taiwan	—	1,540,814	—	1,540,814
United Arab Emirates	—	869,159	—	869,159
United Kingdom	—	12,350,614	—	12,350,614
United States	53,606,705	—	—	53,606,705
Short-Term Investments	3,978,872	—	—	3,978,872
Total	$65,865,841	$57,404,123	$—	$123,269,964

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Growth & Income VIP
	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 12.9%
Hotels Restaurants & Leisure 2.5%
Chipotle Mexican Grill, Inc.*	1,000	302,950
Las Vegas Sands Corp.*	9,300	356,562
Starbucks Corp.	9,700	361,713
Wynn Resorts Ltd.	9,000	1,035,720

		2,056,945
Internet & Catalog Retail 0.8%
Priceline.com, Inc.*	1,500	674,190
Leisure Equipment & Products 0.6%
Mattel, Inc.	10,700	277,023
Polaris Industries, Inc.	3,700	184,889
Sturm, Ruger & Co., Inc.	500	12,990

		474,902
Media 3.3%
CBS Corp. "B"	50,100	1,021,038
Comcast Corp. "A"	67,000	1,400,300
McGraw-Hill Companies, Inc.	2,600	106,600
Viacom, Inc. "B"	4,500	174,330

		2,702,268
Multiline Retail 1.5%
Dillard's, Inc. "A" (a)	14,407	626,416
Macy's, Inc.	23,200	610,624

		1,237,040
Specialty Retail 2.5%
Aaron's, Inc.	2,900	73,225
Abercrombie & Fitch Co. "A"	4,300	264,708
Bed Bath & Beyond, Inc.*	600	34,386
Foot Locker, Inc.	10,300	206,927
Genesco, Inc.*	900	46,377
Limited Brands, Inc.	16,600	639,266
TJX Companies, Inc.	12,400	687,828
Ulta Salon, Cosmetics & Fragrance, Inc.*	400	24,892

		1,977,609
Textiles, Apparel & Luxury Goods 1.7%
VF Corp.	11,100	1,348,872
Consumer Staples 9.4%
Beverages 0.4%
Coca-Cola Enterprises, Inc.	7,100	176,648
Hansen Natural Corp.*	1,500	130,935

		307,583
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	7,900	648,748
CVS Caremark Corp.	24,800	832,784
Walgreen Co.	8,300	272,987
Whole Foods Market, Inc.	3,900	254,709

		2,009,228
Food Products 3.0%
Bunge Ltd. (a)	2,400	139,896
Campbell Soup Co.	2,800	90,636
Fresh Del Monte Produce, Inc.	3,400	78,880
Hormel Foods Corp.	900	24,318
Kraft Foods, Inc. "A"	27,000	906,660
The Hershey Co.	8,000	473,920
Tyson Foods, Inc. "A"	38,600	670,096

		2,384,406
Household Products 0.7%
Colgate-Palmolive Co.	6,500	576,420
Personal Products 0.9%
Herbalife Ltd.	13,200	707,520
Nu Skin Enterprises, Inc. "A"	1,300	52,676

		760,196
Tobacco 1.9%
Philip Morris International, Inc.	24,600	1,534,548
Energy 11.4%
Energy Equipment & Services 1.4%
Basic Energy Services, Inc.*	2,700	38,232
Complete Production Services, Inc.*	8,700	163,995
Helix Energy Solutions Group, Inc.*	2,300	30,130
Helmerich & Payne, Inc.	1,100	44,660
National Oilwell Varco, Inc.	12,600	645,372
SEACOR Holdings, Inc.	100	8,021
Superior Energy Services, Inc.*	800	20,992
Weatherford International Ltd.*	19,000	231,990

		1,183,392
Oil, Gas & Consumable Fuels 10.0%
Apache Corp.	4,900	393,176
Bill Barrett Corp.*	1,400	50,736
Chevron Corp.	24,400	2,257,488
ConocoPhillips	27,400	1,734,968
CVR Energy, Inc.*	3,500	73,990
HollyFrontier Corp.	6,200	162,564
Marathon Oil Corp.	29,300	632,294
Marathon Petroleum Corp.	14,600	395,076
SM Energy Co.	2,700	163,755
Stone Energy Corp.*	2,500	40,525
Tesoro Corp.*	37,100	722,337
Valero Energy Corp.	75,000	1,333,500
W&T Offshore, Inc.	4,500	61,920
Western Refining, Inc.*	4,400	54,824

		8,077,153
Financials 11.9%
Capital Markets 0.3%
American Capital Ltd.*	14,900	101,618
Franklin Resources, Inc.	600	57,384
TD Ameritrade Holding Corp.	6,700	98,524

		257,526
Commercial Banks 2.3%
Bank of Montreal	3,000	167,550
KeyCorp	72,900	432,297
Regions Financial Corp.	68,100	226,773
SunTrust Banks, Inc.	33,100	594,145
Zions Bancorp. (a)	31,300	440,391

		1,861,156
Consumer Finance 2.9%
American Express Co.	800	35,920
Capital One Financial Corp. (a)	31,200	1,236,456
Cash America International, Inc.	300	15,348
Discover Financial Services	47,400	1,087,356
World Acceptance Corp.*	300	16,785

		2,391,865
Diversified Financial Services 1.6%
CBOE Holdings, Inc.	1,600	39,152
CME Group, Inc. "A"	2,500	616,000
IntercontinentalExchange, Inc.*	700	82,782
NYSE Euronext	4,900	113,876
The NASDAQ OMX Group, Inc.*	17,900	414,206

		1,266,016
Insurance 3.8%
ACE Ltd.	15,700	951,420
Allied World Assurance Co. Holdings AG	2,900	155,759
Arch Capital Group Ltd.*	2,100	68,617
Assurant, Inc.	1,400	50,120
Chubb Corp.	20,200	1,211,798
Everest Re Group Ltd.	500	39,690
Fidelity National Financial, Inc. "A"	2,800	42,504
First American Financial Corp.	800	10,240
Mercury General Corp.	300	11,505
PartnerRe Ltd.	900	47,043
ProAssurance Corp.	400	28,808
The Travelers Companies, Inc.	8,200	399,586
XL Group PLC	2,400	45,120

		3,062,210
Real Estate Investment Trusts 1.0%
American Capital Agency Corp. (REIT) (a)	9,400	254,740
Annaly Capital Management, Inc. (REIT) (a)	15,400	256,102
Public Storage (REIT)	1,800	200,430
Rayonier, Inc. (REIT)	1,950	71,741

		783,013
Health Care 15.5%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.*	1,500	96,090
Biogen Idec, Inc.*	11,600	1,080,540

		1,176,630
Health Care Providers & Services 6.1%
Aetna, Inc.	24,300	883,305
AmerisourceBergen Corp.	1,400	52,178
Cardinal Health, Inc.	7,300	305,724
CIGNA Corp.	2,000	83,880
Coventry Health Care, Inc.*	11,000	316,910
Humana, Inc.	17,900	1,301,867
UnitedHealth Group, Inc.	29,100	1,342,092
WellPoint, Inc.	9,400	613,632

		4,899,588
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.*	1,500	75,960
Pharmaceuticals 7.9%
Abbott Laboratories	21,700	1,109,738
Bristol-Myers Squibb Co.	45,500	1,427,790
Eli Lilly & Co.	40,800	1,508,376
Endo Pharmaceuticals Holdings, Inc.*	6,900	193,131
Forest Laboratories, Inc.*	32,800	1,009,912
Johnson & Johnson	1,000	63,710
Merck & Co., Inc.	21,800	713,078
Par Pharmaceutical Companies, Inc.*	4,600	122,452
Pfizer, Inc.	8,600	152,048
Watson Pharmaceuticals, Inc.*	1,400	95,550

		6,395,785
Industrials 7.7%
Aerospace & Defense 3.6%
Alliant Techsystems, Inc.	500	27,255
Embraer SA (ADR)	1,700	43,129
General Dynamics Corp.	11,800	671,302
HEICO Corp.	600	29,544
L-3 Communications Holdings, Inc.	2,000	123,940
Lockheed Martin Corp. (a)	1,600	116,224
Northrop Grumman Corp. (a)	25,400	1,324,864
Precision Castparts Corp.	1,300	202,098
Raytheon Co.	8,900	363,743
Triumph Group, Inc.	600	29,244

		2,931,343
Airlines 0.3%
Alaska Air Group, Inc.*	4,600	258,934
Commercial Services & Supplies 0.1%
Cintas	1,300	36,582
Clean Harbors, Inc.*	600	30,780

		67,362
Construction & Engineering 1.2%
Chicago Bridge & Iron Co. NV	2,300	65,849
EMCOR Group, Inc.*	4,500	91,485
Fluor Corp.	13,100	609,805
KBR, Inc.	6,500	153,595
MasTec, Inc.*	3,100	54,591

		975,325
Industrial Conglomerates 1.0%
Tyco International Ltd.	20,200	823,150
Machinery 0.3%
AGCO Corp.*	2,500	86,425
Eaton Corp.	1,700	60,350
Timken Co.	1,900	62,358

		209,133
Marine 0.1%
Kirby Corp.*	600	31,584
Professional Services 0.0%
Towers Watson & Co. "A"	300	17,934
Road & Rail 0.6%
Ryder System, Inc.	13,300	498,883
Trading Companies & Distributors 0.5%
GATX Corp.	500	15,495
W.W. Grainger, Inc. (a)	2,600	388,804

		404,299
Information Technology 20.2%
Communications Equipment 0.5%
Motorola Solutions, Inc.	9,400	393,860
Computers & Peripherals 6.3%
Apple, Inc.*	7,100	2,706,378
Dell, Inc.*	98,200	1,389,530
Lexmark International, Inc. "A"*	11,000	297,330
Western Digital Corp.*	25,300	650,716

		5,043,954
Electronic Equipment, Instruments & Components 1.9%
Anixter International, Inc. (a)	2,000	94,880
Arrow Electronics, Inc.*	10,600	294,468
Avnet, Inc.*	6,100	159,088
Ingram Micro, Inc. "A"*	5,000	80,650
TE Connectivity Ltd.	11,200	315,168
Tech Data Corp.*	8,000	345,840
Vishay Intertechnology, Inc.*	33,000	275,880

		1,565,974
Internet Software & Services 2.6%
eBay, Inc.*	47,000	1,386,030
IAC/InterActiveCorp.* (a)	18,300	723,765
Sohu.com, Inc.*	500	24,100

		2,133,895
IT Services 3.0%
Amdocs Ltd.*	1,800	48,816
Automatic Data Processing, Inc.	23,100	1,089,165
Computer Sciences Corp.	11,724	314,789
Fiserv, Inc.*	5,400	274,158
MasterCard, Inc. "A"	1,500	475,740
Total System Services, Inc.	4,700	79,571
Western Union Co.	8,700	133,023

		2,415,262
Semiconductors & Semiconductor Equipment 1.8%
Altera Corp.	14,800	466,644
Applied Materials, Inc.	19,800	204,930
GT Advanced Technologies, Inc.* (a)	6,300	44,226
Kulicke & Soffa Industries, Inc.*	3,700	27,602
LSI Corp.*	26,500	137,270
Micron Technology, Inc.*	45,400	228,816
Photronics, Inc.*	2,800	13,944
Teradyne, Inc.*	2,600	28,626
Texas Instruments, Inc.	10,200	271,830

		1,423,888
Software 4.1%
Activision Blizzard, Inc.	34,300	408,170
ANSYS, Inc.*	1,800	88,272
CA, Inc.	8,400	163,044
Microsoft Corp.	96,400	2,399,396
Symantec Corp.*	15,900	259,170

		3,318,052
Materials 6.0%
Chemicals 3.5%
CF Industries Holdings, Inc.	8,800	1,085,832
E.I. du Pont de Nemours & Co.	21,600	863,352
OM Group, Inc.*	1,200	31,164
PPG Industries, Inc.	4,700	332,102
Rockwood Holdings, Inc.*	4,200	141,498
The Mosaic Co.	6,300	308,511
Westlake Chemical Corp. (a)	1,100	37,708

		2,800,167
Metals & Mining 1.6%
Barrick Gold Corp.	13,200	615,780
Newmont Mining Corp.	10,400	654,160

		1,269,940
Paper & Forest Products 0.9%
Domtar Corp.	6,600	449,922
International Paper Co.	13,100	304,575

		754,497
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	42,200	1,552,960
Wireless Telecommunication Services 0.6%
China Mobile Ltd. (ADR)	2,100	102,291
Telephone & Data Systems, Inc.	700	14,875
Vodafone Group PLC (ADR) (a)	12,700	325,755

		442,921
Utilities 1.1%
Electric Utilities 0.0%
PNM Resources, Inc.	800	13,144
Independent Power Producers & Energy Traders 0.7%
NRG Energy, Inc.* (a)	25,041	531,120
Multi-Utilities 0.4%
Ameren Corp.	10,900	324,493

Total Common Stocks (Cost $80,862,388)		79,676,575
Securities Lending Collateral 7.6%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $6,137,155)	6,137,155	6,137,155
Cash Equivalents 1.3%
Central Cash Management Fund, 0.1% (b) (Cost $1,059,407)	1,059,407	1,059,407

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $88,058,950) †	107.5	86,873,137
Other Assets and Liabilities, Net (a)	(7.5)	(6,053,737)

Net Assets	100.0	80,819,400

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $88,934,315.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $2,061,178.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,436,107 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,497,285.

(a)
All or a portion of these securities were on loan amounting to $5,826,148. In addition, included in other assets and liabilities, net is a pending sale, amounting to $17,088, that is also on loan. The value of all securities loaned at September 30, 2011 amounted to $5,843,236, which is 7.2% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	12/16/2011	21	1,182,300	(49,112)

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$79,676,575	$—	$—	$79,676,575
Short-Term Investments(d)	7,196,562	—	—	7,196,562
Total	$86,873,137	$—	$—	$86,873,137
Liabilities
Derivatives(e)	$(49,112)	$—	$—	$(49,112)
Total	$(49,112)	$—	$—	$(49,112)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation of the Fund's derivative instruments as of September 30, 2011, categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(49,112)

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS International VIP
	Shares	Value ($)
Common Stocks 93.6%
Australia 7.9%
National Australia Bank Ltd.	392,407	8,337,036
Newcrest Mining Ltd.	102,592	3,380,880
Wesfarmers Ltd.	38,691	1,169,159
Westfield Group (REIT) (Units)	143,000	1,058,736
Woolworths Ltd.	97,000	2,317,808

(Cost $19,720,762)		16,263,619
Denmark 4.9%
Carlsberg AS "B"	23,639	1,402,168
Novo Nordisk AS "B"	87,808	8,729,172

(Cost $12,530,610)		10,131,340
Finland 0.4%
Nokia Corp. (Cost $1,333,235)	151,000	855,327
France 16.1%
AXA SA	611,857	7,944,421
Cap Gemini	46,000	1,532,952
Dassault Systemes SA	173,100	12,222,518
Klepierre (REIT)	34,000	953,538
Renault SA	101,000	3,347,636
Schneider Electric SA	31,948	1,720,034
Societe Generale	214,512	5,620,533

(Cost $50,062,281)		33,341,632
Germany 8.7%
Allianz SE (Registered)	57,000	5,363,743
Continental AG*	27,800	1,597,546
Lanxess AG	30,300	1,456,510
SAP AG	185,050	9,432,968

(Cost $24,054,424)		17,850,767
Hong Kong 2.5%
BOC Hong Kong (Holdings) Ltd.	2,061,000	4,333,952
Li & Fung Ltd.	548,000	903,789

(Cost $7,390,176)		5,237,741
Israel 0.9%
Bezeq Israeli Telecommunication Corp., Ltd. (Cost $2,010,569)	990,000	1,855,987
Italy 3.8%
Snam Rete Gas SpA (Cost $9,143,901)	1,697,000	7,833,572
Japan 17.2%
Honda Motor Co., Ltd.	64,992	1,905,564
INPEX Corp.	310	1,910,346
Kawasaki Kisen Kaisha Ltd.	410,000	851,761
Kyushu Electric Power Co., Inc.	76,000	1,224,555
Mitsubishi Corp.	378,909	7,716,360
Mitsubishi Electric Corp.	254,000	2,249,527
Mitsubishi Estate Co., Ltd.	126,000	2,039,206
Mitsubishi Tanabe Pharma Corp.	284,000	5,264,736
Mitsui Fudosan Co., Ltd.	147,000	2,326,598
Mitsui O.S.K Lines Ltd.	432,119	1,656,118
Nabtesco Corp.	55,000	1,042,129
Nippon Electric Glass Co., Ltd.	94,000	851,651
Resona Holdings, Inc.	257,000	1,216,816
Softbank Corp.	59,400	1,738,811
Sumitomo Realty & Development Co., Ltd.	9,000	172,941
Terumo Corp.	50,000	2,600,567
Tokyo Electric Power Co., Inc.*	266,000	816,167

(Cost $43,141,021)		35,583,853
Netherlands 8.7%
European Aeronautic Defence & Space Co. NV	294,000	8,248,325
Heineken NV	118,000	5,273,356
ING Groep NV (CVA)*	210,857	1,484,014
Royal Dutch Shell PLC "B"	91,400	2,838,865

(Cost $21,724,754)		17,844,560
Norway 0.8%
DnB NOR ASA (Cost $2,801,279)	172,000	1,717,116
Singapore 3.8%
CapitaLand Ltd.	269,000	501,468
CapitaMall Trust (REIT)	2,970,000	4,124,253
Golden Agri-Resources Ltd.	6,900,000	3,168,962

(Cost $8,936,838)		7,794,683
Spain 1.0%
Red Electrica Corporacion SA (Cost $2,841,395)	44,000	2,007,913
Sweden 4.0%
TeliaSonera AB (Cost $9,849,106)	1,258,000	8,300,953
Switzerland 2.8%
Zurich Financial Services AG* (Cost $7,917,678)	28,200	5,838,132
United Kingdom 10.1%
AMEC PLC	70,338	884,695
Centrica PLC	263,000	1,208,994
GlaxoSmithKline PLC	687,000	14,184,131
Inmarsat PLC	297,000	2,256,556
Old Mutual PLC	1,218,041	1,969,362
Tesco PLC	70,000	409,462

(Cost $22,561,212)		20,913,200

Total Common Stocks (Cost $246,019,241)		193,370,395
Preferred Stock 1.0%
Germany
Porsche Automobil Holding SE (Cost $2,919,063)	42,000	2,010,548
Cash Equivalents 3.3%
Central Cash Management Fund, 0.1% (a) (Cost $6,868,310)	6,868,310	6,868,310

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $255,806,614) †	97.9	202,249,253
Other Assets and Liabilities, Net	2.1	4,383,439

Net Assets	100.0	206,632,692

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $256,980,470.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $54,731,217.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $437,841 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $55,169,058.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	12/16/2011	190	10,697,000	(464,125)

Currency Abbreviations

USD	United States Dollar

At September 30, 2011 the DWS International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	55,001,865	28.2%
Health Care	30,778,606	15.8%
Information Technology	24,895,416	12.7%
Industrials	23,484,254	12.0%
Telecommunication Services	14,152,307	7.2%
Consumer Staples	13,740,915	7.0%
Utilities	13,091,201	6.7%
Consumer Discretionary	9,765,083	5.0%
Energy	5,633,906	2.9%
Materials	4,837,390	2.5%
Total	195,380,943	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks(b)
Australia	$—	$16,263,619	$—	$16,263,619
Denmark	—	10,131,340	—	10,131,340
Finland	—	855,327	—	855,327
France	—	33,341,632	—	33,341,632
Germany	—	19,861,315	—	19,861,315
Hong Kong	—	5,237,741	—	5,237,741
Israel	—	1,855,987	—	1,855,987
Italy	—	7,833,572	—	7,833,572
Japan	—	35,583,853	—	35,583,853
Netherlands	—	17,844,560	—	17,844,560
Norway	—	1,717,116	—	1,717,116
Singapore	—	7,794,683	—	7,794,683
Spain	—	2,007,913	—	2,007,913
Sweden	—	8,300,953	—	8,300,953
Switzerland	—	5,838,132	—	5,838,132
United Kingdom	—	20,913,200	—	20,913,200
Short-Term Investments	6,868,310	—	—	6,868,310
Total	$6,868,310	$195,380,943	$—	$202,249,253
Liabilities
Derivatives(c)	$(464,125)	$—	$—	$(464,125)
Total	$(464,125)	$—	$—	$(464,125)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period September 30, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(464,125)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011